Cash Generated by Operations - Summary of Cash Generated by Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
(Loss)/profit from continuing operations		$ (344.8)	$ (20.8)	$ 167.9
Mining and income taxation		(65.9)	173.2	189.5
Royalties		62.5	62.0	78.4
Interest expense		91.8	91.2	82.5
Interest received		(6.8)	(5.1)	(7.3)
Amortisation and depreciation		668.4	748.1	671.4
Interest expense - environmental rehabilitation		11.7	12.1	10.7
Non-cash rehabilitation income		(0.9)	(13.5)	(9.7)
Interest received - environmental trust funds		(0.6)	(0.5)	(1.0)
Impairment, net of reversal of impairment of investments and assets		520.3	200.2	76.5
Write-off of exploration and evaluation assets		37.7	51.5	41.4
Loss/(profit) on disposal of assets		51.6	(4.0)	(48.0)
Profit on disposal of investments		0.0	0.0	(2.3)
Gain on acquisition of Asanko		(51.8)	0.0	0.0
Unrealised loss/(gain) on derivative contracts2		36.6	(20.7)	(14.4)
Fair value (gain)/loss on Maverix warrants2		(3.8)	0.4	0.0
Profit on dilution of Gold Fields' interest in Maverix		(4.0)	0.0	0.0
Silicosis settlement costs2		(4.5)	30.2	0.0
Share-based payments		37.5	26.8	14.0
Long-term incentive plan expense		1.1	5.0	10.5
Payment of long-term incentive plan		(17.8)	(11.5)	0.0
Borrowing costs capitalised		(17.5)	(22.9)	(15.1)
Share of results of equity accounted investees, net of taxation		0.2	(0.3)	0.0
Other	[1]	(3.0)	(14.9)	0.4
Total cash generated by operations		$ 998.0	$ 1,286.5	$ 1,245.4

[1]	The item "Other" in 2017 and 2016 has been disaggregated into unrealised gain on derivative contracts, fair value loss on Maverix warrants and silicosis settlement costs.